Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		$ 3,396	¥ 23,321	¥ 168
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		290	1,994	9
Amounts due to related parties, current:
Amounts due to related parties, current		127	873	153
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		438	3,008	0
Ctrip
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	23	158	137
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	20	140	122
Du Xiaoman
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	3,297	22,642	0
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[3]	288	1,982	0
Amounts due to related parties, current:
Amounts due to related parties, current	[4]	33	223	0
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	341	2,341	0
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	76	521	31
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		2	12	9
Amounts due to related parties, current:
Amounts due to related parties, current	[7]	74	510	31
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[8]	$ 97	¥ 667	¥ 0

[1]	The balances mainly represent amounts arising from services the Company provided to Ctrip in the ordinary course of business.
[2]	The balances mainly represent amounts arising from services provided by Ctrip in the ordinary course of business.
[3]	The balance represents amounts due from Du Xiaoman for unsettled payments relating to the disposal and short-term interest-bearing loans due from Du Xiaoman.
[4]	The balance mainly represents deferred revenue relating to future services to be provided by the Company to Du Xiaoman.
[5]	The balance mainly represents an interest-bearing loan provided by Du Xiaoman to the Company.
[6]	The balances represent amounts arising from services the Company provided to its equity method investees (excluding Ctrip and Du Xiaoman) and cost method investees in the ordinary course of business, and a short-term interest-bearing loan provided to a cost method investee.
[7]	The balances represent amounts arising from services provided by the Company's equity method investees other than Ctrip and Du Xiaoman, and cost method investees in the ordinary course of business, and a short-term interest-bearing loan provided by a cost method investee to the Company.
[8]	The balance mainly represents deferred revenue relating to the future services to be provided by the Company to an equity method investee.